Loans (Recorded Investment In Financing Receivable Modified As TDR Within 12 Months) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	54
Recorded Investment	$ 32,462
Commercial, Financial And Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	19
Recorded Investment	3,878
Construction Real Estate - Vision Commercial Land And Development [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	5
Recorded Investment	3,406
Construction Real Estate - Remaining Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	4
Recorded Investment	1,277
Construction Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1
Recorded Investment	66
Residential Real Estate - Commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	10
Recorded Investment	20,195
Residential Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	7
Recorded Investment	1,193
Residential Real Estate - HELOC [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	1
Recorded Investment	50
Residential Real Estate - Installment [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2
Recorded Investment	44
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	5
Recorded Investment	$ 2,353